Share-based payment plan - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 shares
Share-based payment plans
Stock split ratio	0.25
2013 Warrant Plan
Share-based payment plans
Number of shares for each warrant	4
2015 Warrant Plan
Share-based payment plans
Number of shares for each warrant	1
IPO plan
Share-based payment plans
Number of shares for each warrant	1